Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2015-2

Class A-1 .40000 % Asset Backed Notes

Class A-2A .83 % Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 1.27 % Asset Backed Notes

Class B 1.82 % Asset Backed Notes

Class C 2.40 % Asset Backed Notes

Class D 3.00 % Asset Backed Notes

Class E 3.60 % Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2015-2, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Citibank, N.A., as the Trust Collateral Agent, dated as of April 8 , 2015. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	01/01/2019
Monthly Period Ending:	01/31/2019
Prev. Distribution/Close Date:	01/08/2019
Distribution Date:	02/08/2019
Days of Interest for Period:	31
Days in Collection Period:	31
Months Seasoned:	46

				Original
Purchases	Units	Start Date	Closing Date	Pool Balance
Initial Purchase	63,313	04/09/2015	04/15/2015	$1,271,999,977

Total	63,313			$1,271,999,977

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1} Beginning of period Aggregate Principal Balance					{1}	$223,679,174

Monthly Principal Amounts

{2} Collections on Receivables outstanding at end of period				{2}	9,239,957
{3} Collections on Receivables paid off during period				{3}	3,028,437
{4} Receivables becoming Liquidated Receivables during period				{4}	1,852,776
{5} Receivables becoming Purchased Receivables during period				{5}	19,820
{6} Other Receivables adjustments				{6}	(20)
{7} Less amounts allocable to Interest				{7}	(2,248,106)

{8} Total Monthly Principal Amounts					{8}	11,892,864

{9} End of period Aggregate Principal Balance					{9}	$211,786,310

{10} Pool Factor					{10}	16.6498674%

II. MONTHLY PERIOD NOTE BALANCE CALCULATION:

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class B
{11} Original Note Balance	{11}	$200,000,000	$181,000,000	$215,720,000	$257,880,000	$92,070,000

{12} Beginning of period Note Balance	{12}	$0	$0	$0	$0	$0

{13} Noteholders’ Principal Distributable Amount	{13}	0	0	0	0	0
{14} Noteholders’ Accelerated Principal Amount	{14}	0	0	0	0	0
{15} Aggregate Principal Parity Amount	{15}	0	0	0	0	0
{16} Matured Principal Shortfall	{16}

{17} End of period Note Balance	{17}	$0	$0	$0	$0	$0

{18} Note Pool Factors	{18}	0.0000000%	0.0000000%	0.0000000%	0.0000000%	0.0000000%

		Class C	Class D	Class E		TOTAL
		$114,280,000	$112,380,000	$26,670,000		$1,200,000,000
{19} Beginning of period Note Balance	{19}	$77,635,694	$112,380,000	$26,670,000		$216,685,694

{20} Noteholders’ Principal Distributable Amount	{20}	6,360,000	0	0		6,360,000
{21} Noteholders’ Accelerated Principal Amount	{21}	0	0	0		0
{22} Aggregate Principal Parity Amount	{22}	4,899,384	0	0		4,899,384
{23} Matured Principal Shortfall	{23}					0

{24} End of period Note Balance	{24}	$66,376,310	$112,380,000	$26,670,000		$205,426,310

{25} Note Pool Factors	{25}	58.0821754%	100.0000000%	100.0000000%		17.1188592%

III. CALCULATION OF STEP-DOWN AMOUNT:
{26} Ending Pool Balance							{26}		$211,786,310
{27} 14.50% of Ending Aggregate Principal Balance							{27}	30,709,015
{28} Less Specified Reserve Balance							{28}	(25,440,000)
{29} Sum of {27} and {28}							{29}	5,269,015
{30} Required Pro Forma Note Balance {26} - {29}							{30}		206,517,295

{31} Beginning Note Balance							{31}	216,685,694
{32} Total Monthly Principal Amount							{32}	(16,792,248)
{33} Pro-Forma Note Balance ( Assuming 100% Pay-down)							{33}		199,893,446

{34} Excess of Required Pro-forma over Pro-forma Balance							{34}		6,623,849
{35} Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($6,360,000)							{35}		5,532,864
{36} Step-Down Amount Lesser of {34} or {35}							{36}			$5,532,864

IV. CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:
{37} Total Monthly Principal Amounts								{37}	$11,892,864
{38} Step-down Amount								{38}	(5,532,864)
{39} Principal Distributable Amount								{39}		$6,360,000

V. CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

		Beginning	Interest	Interest			Calculated
	Class	Note Balance	Carryover	Rate	Days	Days Basis	Interest
{40}	Class A - 1	$0	0	0.400000%	31	Actual days/360	$0
{41}	Class A - 2A	$0	0	0.83000%	30	30/360	0
{42}	Class A - 2B	$0	0	0.40000%	31	Actual days/360	0
{43}	Class A - 3	$0	0	1.27000%	30	30/360	0
{44}	Class B	$0	0	1.82000%	30	30/360	0
{45}	Class C	$77,635,694	0	2.40000%	30	30/360	155,272
{46}	Class D	$112,380,000	0	3.00000%	30	30/360	280,950
{47}	Class E	$26,670,000	0	3.60000%	30	30/360	80,010

VI. RECONCILIATION OF COLLECTION ACCOUNT:
Available Funds:
{48} Collections on Receivables during period (net of Liquidation Proceeds and Fees)								{48}	12,193,781
{49} Liquidation Proceeds collected during period								{49}	650,762
{50} Purchase Amounts or amounts from Servicer deposited in Collection Account								{50}	19,820
{51} Investment Earnings - Collection Account								{51}	16,540
{52} From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal								{52}	49,754
{53} Collection of Supplemental Servicing - Extension Fees								{53}	74,613
{54} Collection of Supplemental Servicing - Repo and Recovery Fees Advanced								{54}	108,419
{55} Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance								{55}	91,717
{56} Total Available Funds								{56}		13,205,406

Distributions:
{57} Base Servicing Fee								{57}	419,398
{58} Repo and Recovery Fees - reimbursed to Servicer								{58}	108,419
{59} Bank Service Charges - reimbursed to Servicer								{59}	0
{60} Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer								{60}	91,717
{61} Trustee and Trust Collateral Agent Fees								{61}	425
{62} Owner Trustee Fee								{62}	208
{63} Class A-1 Noteholders’ Interest Distributable Amount pari passu								{63}	0
{64} Class A-2A Noteholders’ Interest Distributable Amount pari passu								{64}	0
{65} Class A-2B Noteholders’ Interest Distributable Amount pari passu								{65}	0
{66} Class A-3 Noteholders’ Interest Distributable Amount pari passu								{66}	0
{67} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{67}	0
{68} Class B Noteholders’ Interest Distributable Amount								{68}	0
{69} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{69}	0
{70} Class C Noteholders’ Interest Distributable Amount								{70}	155,272
{71} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{71}	0
{72} Class D Noteholders’ Interest Distributable Amount								{72}	280,950
{73} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{73}	0
{74} Class E Noteholders’ Interest Distributable Amount								{74}	80,010
{75} Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{75}	4,899,384
{76} Noteholders’ Principal Distributable Amount								{76}	6,360,000
{77} To the Reserve Account, the Reserve Account Deposit								{77}	0
{78} To the Noteholders, the Accelerated Principal Amount (as calculated below)								{78}	0
{79} Add’l fees (Trustee, Owner Trustee, Trust Collateral Agent, Lockbox Bank & Processor)								{79}	0
{80} To the Certificateholders, the aggregate amount remaining								{80}	809,623
{81} Total Distributions								{81}		$13,205,406

VlI. CALCULATION OF PRINCIPAL PARITY AMOUNT:

		(X)	(Y)	(I)	(II)
		Cumulative	Pool	Excess of	Available Funds	Lesser of
	Class	Note Balance	Balance	(X) - (Y)	in Waterfall	(I) or (II)
{82}	Class A	$0	$211,786,310	$0	$12,585,239	$0
{83}	Class B	0	211,786,310	0	12,585,239	0
{84}	Class C	77,635,694	211,786,310	0	12,429,967	0
{85}	Class D	190,015,694	211,786,310	0	12,149,017	0
{86}	Class E	216,685,694	211,786,310	4,899,384	12,069,007	4,899,384

	VlII. CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
	{87} Excess Available Funds						{87}	$809,623
	{88} Pro-Forma Note Balance (Calculated after Step-Down)						{88}	205,426,310
	{89} Required Pro Forma Note Balance						{89}	206,517,295
	{90} Excess of Pro-Forma Balance over Required Pro-Forma Balance						{90}	0
	{91} Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance						{91}		$0

	IX. RECONCILIATION OF RESERVE ACCOUNT:

									Current
	{92} Specified Reserve Balance								$25,440,000

	{93} Beginning of period Reserve Account balance						{93}		$25,440,000

	{94} The Reserve Account Deposit, from Collection Account						{94}	0
	{95} Investment Earnings						{95}	49,754
	{96} Investment Earnings - transferred to Collection Account Available Funds						{96}	(49,754)
	{97} Reserve Account Withdrawal Amount						{97}	0

	{98} End of period Reserve Account balance						{98}		$25,440,000

	X. CALCULATION OF TOTAL OVERCOLLATERALIZATION:

	{99} Aggregate Principal Balance						{99}	$211,786,310
	{100} End of Period Note Balance						{100}	205,426,310
	{101} Overcollateralization						{101}	6,360,000
	{102} Overcollateralization %						{102}		3.00%

	XI. MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

								Cumulative	Monthly
	{103} Original Number of Receivables						{103}	63,313
	{104} Beginning of period number of Receivables						{104}	0	20,330
	{105} Number of Receivables becoming Liquidated Receivables during period						{105}	11,570	291
	{106} Number of Receivables becoming Purchased Receivables during period						{106}	16	1
	{107} Number of Receivables paid off during period						{107}	31,939	250
	{108} End of period number of Receivables						{108}	19,788	19,788

	XII. STATISTICAL DATA: (CURRENT AND HISTORICAL):

							Original	Prev. Month	Current
	{109} Weighted Average APR of the Receivables					{109}	12.67%	12.55%	12.56%
	{110} Weighted Average Remaining Term of the Receivables					{110}	66.00	27.55	26.66
	{111} Weighted Average Original Term of Receivables					{111}	71.00	71.00	71.00
	{112} Average Receivable Balance					{112}	$20,091	$11,002	$10,703
	{113} Net Losses in Period					{113}	$0	$1,239,645	$1,202,014
	{114} Aggregate Realized Losses					{114}	$0	$97,029,575	$98,231,589
	{115} Aggregate Realized Loss Percentage					{115}		7.628%	7.722%
	{116} ABS Prepay Speed					{116}		0.9830	1.0588

	XIII. DELINQUENCY:

							Units	Dollars	Percentage
	Receivables with Scheduled Payment delinquent
	{117} 31-60 days					{117}	2,266	$29,060,316	12.99%
	{118} 61-90 days					{118}	575	7,682,275	3.43%
	{119} 91-120 days					{119}	155	1,756,538	0.79%
	{120} Total					{120}	2,996	$38,499,129	17.21%

	XIV. EXTENSIONS

	{121} Principal Balance of Receivables extended during current period					{121}		$8,049,422
	{122} Beginning of Period Aggregate Principal Balance					{122}		223,679,174
	{123} Extension Rate {121} divided by {122}					{123}			3.60%

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	February 6, 2019

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